Intangible Assets, Net (Details) - Schedule of estimated amortization expenses for intangible assets - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Estimated Amortization Expenses For Intangible Assets Abstract
2023	¥ 755	¥ 589
2024	754	589
2025	749	589
2026	747	589
2027	740	589
Thereafter	2,250	2,975
Total	¥ 5,995	¥ 5,920